UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-274151-01

Central Index Key Number of the issuing entity: 0002145996

D2-Natixis Multifamily Mortgage Trust 2026-M1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-274151

Central Index Key Number of the depositor: 0001693143

Natixis Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

Charles Y. Lee, (212) 891-1953
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Natixis Commercial Mortgage Securities LLC
(Depositor)

Date: August 3, 2026	/s/ Charles Y. Lee
By: Charles Y. Lee, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document